UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|; Amendment Number: _______
   This Amendment (Check only one):  |_|  is a restatement.
                                     |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steel Partners II, L.P.
Address:  590 Madison Avenue, 32nd Floor
          New York, New York 10022


Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sanford Antignas
Title:   Attorney-In-Fact for Warren G. Lichtenstein,
         Managing Member of General Partner of Steel Partners II, L.P.
Phone:   212-520-2300

Signature, Place, and Date of Signing:

         /s/ Sanford Antignas, New York, NY, August 14, 2009

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                         ------------------

Form 13F Information Table Entry Total:            26
                                         ------------------

Form 13F Information Table Value Total:       $592249
                                         ------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.    Form 13F File Number    Name

       1     28-10766                Warren G. Lichtenstein
      --------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                            TITLE OF              VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------            --------     -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----
----------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                 COM         00651F108   61404    23171338  SH           OTHER          1           0     23171338   0
----------------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE ASSET
MGMT ACQU                   COM         02149U101     959       98200  SH           OTHER          1           0        98200   0
----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                 DBCV
                            3.500% 9/3  208464BH9   30801    59807000  PRN          OTHER          1           0     59807000   0
----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                 COM NEW     208464883   30666    12939157  SH           OTHER          1           0     12939157   0
----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL MATLS CORP      COM PAR
                            $0.25       211615307    3733      330900  SH           OTHER          1           0       330900   0
----------------------------------------------------------------------------------------------------------------------------------
EARTHLINK INC               COM         270321102   50379     6798821  SH           OTHER          1           0      6798821   0
----------------------------------------------------------------------------------------------------------------------------------
FORTRESS INVESTMENT
GROUP LL                    CL A        34958B106      68       20000  SH           OTHER          1           0        20000   0
----------------------------------------------------------------------------------------------------------------------------------
GENCORP INC                 COM         368682100   15345     8034059  SH           OTHER          1           0      8034059   0
----------------------------------------------------------------------------------------------------------------------------------
GEOPETRO RESOURCES CO       COM         37248H304       8       17070  SH           OTHER          1           0        17070   0
----------------------------------------------------------------------------------------------------------------------------------
HICKS ACQUISITION CO I INC  COM         429086309    1918      200000  SH           OTHER          1           0       200000   0
----------------------------------------------------------------------------------------------------------------------------------
HIGHLANDS ACQUISITION CORP  COM         430880104    5454      560000  SH           OTHER          1           0       560000   0
----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACQUISITION
HLDGS CO                    COM         53015Y107     222       24480  SH           OTHER          1           0        24480   0
----------------------------------------------------------------------------------------------------------------------------------
NATHANS FAMOUS INC NEW      COM         632347100   13552     1018200  SH           OTHER          1           0      1018200   0
----------------------------------------------------------------------------------------------------------------------------------
OCH ZIFF CAP MGMT GROUP     CL A        67551U105      89       10000  SH           OTHER          1           0        10000   0
----------------------------------------------------------------------------------------------------------------------------------
P & F INDS INC              CL A NEW    692830508     628      330441  SH           OTHER          1           0       330441   0
----------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC               COM         779382100  190847     9878219  SH           OTHER          1           0      9878219   0
----------------------------------------------------------------------------------------------------------------------------------
S L INDS INC                COM         784413106   11260     1608550  SH           OTHER          1           0      1608550   0
----------------------------------------------------------------------------------------------------------------------------------
SP ACQUISITION
HOLDINGS INC                COM         78470A104   99921    10322400  SH           OTHER          1           0     10322400   0
----------------------------------------------------------------------------------------------------------------------------------
SP ACQUISITION              *W EXP
HOLDINGS INC                10/10/201   78470A112    1009    16822400  SH           OTHER          1           0     16822400   0
----------------------------------------------------------------------------------------------------------------------------------
SAPPHIRE INDUSTRIALS CORP   COM         80306T109    1172      120000  SH           OTHER          1           0       120000   0
----------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC               COM         816288104    3534     8415362  SH           OTHER          1           0      8415362   0
----------------------------------------------------------------------------------------------------------------------------------
TRIAN ACQUISITION I CORP    COM         89582E108    1914      200000  SH           OTHER          1           0       200000   0
----------------------------------------------------------------------------------------------------------------------------------
TRIPLECROWN ACQUISITION
CORP                        COM         89677G109    3326      346505  SH           OTHER          1           0       346505   0
----------------------------------------------------------------------------------------------------------------------------------
UNISYS CORP                 COM         909214108   39314    26035486  SH           OTHER          1           0     26035486   0
----------------------------------------------------------------------------------------------------------------------------------
UNITED REFINING
ENERGY CORP                 COM         911360105     978      100000  SH           OTHER          1           0       100000   0
----------------------------------------------------------------------------------------------------------------------------------
WHX CORP                    COM PAR
                            $.01 NEW    929248607   23748     9133889  SH           OTHER          1           0      9133889   0
----------------------------------------------------------------------------------------------------------------------------------